SHARE-BASED PAYMENTS - Options, Rights and RSUs Granted as Share-Based Payments (Details)	12 Months Ended
	Jun. 30, 2026 AUD ($) shares $ / shares	Jun. 30, 2025 AUD ($) shares $ / shares	Jun. 30, 2024 AUD ($) shares $ / shares
Options, rights and restricted stock units granted as share-based payments [Abstract]
Options, Number (in shares) | shares	4,086,871	2,679,746	0
Options, Exercise Price (in dollars per share)	$ 18.40	$ 6.46	$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)	$ 18.00	$ 6.02	$ 3.93
Performance Rights
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	769,077	5,288,409	4,021,000
Performance Rights, Series 1
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	45,000	445,000
Exercise Price (in dollars per share)	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)		$ 4.00
Fair Value | $	$ 5.99	$ 2.98
Performance Rights, Series 2
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		435,000	21,000
Exercise Price (in dollars per share)		$ 0	$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)		$ 3.00	$ 0
Fair Value | $		$ 3.12	$ 1.10
Performance Rights, Series 3
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		585,000	10,000
Exercise Price (in dollars per share)		$ 0	$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)		$ 4.00	$ 0
Fair Value | $		$ 2.53	$ 1.10
Performance Rights, Series 4
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		30,000	10,000
Exercise Price (in dollars per share)		$ 0	$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)		$ 0	$ 0
Fair Value | $		$ 3.40	$ 1.10
Performance Rights, Series 5
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	64,000	200,000	200,000
Exercise Price (in dollars per share)	$ 0	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)	$ 0	$ 0	$ 3.00
Fair Value | $	$ 5.03	$ 3.40	$ 0.79
Performance Rights, Series 6
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			300,000
Exercise Price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)			$ 4.00
Fair Value | $			$ 0.63
Performance Rights, Series 7
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			3,330,000
Exercise Price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)			$ 4.00
Fair Value | $			$ 1.01
Performance Rights, Series 8
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		120,000
Exercise Price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)		$ 0
Fair Value | $		$ 4.60
Performance Rights, Series 10
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	226,047
Exercise Price (in dollars per share)	$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)	$ 18.00
Fair Value | $	$ 4.47
Performance Rights, Series 13
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			75,000
Exercise Price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)			$ 3.00
Fair Value | $			$ 1.61
Performance Rights, Series 14
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			75,000
Exercise Price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)			$ 4.00
Fair Value | $			$ 1.32
Performance Rights, Series 16
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	434,030
Exercise Price (in dollars per share)	$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)	$ 18.00
Fair Value | $	$ 1.72
Performance Rights, Series 18
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		415,695
Exercise Price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)		$ 6.00
Fair Value | $		$ 2.76
Performance Rights, Series 19
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		415,695
Exercise Price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)		$ 7.00
Fair Value | $		$ 2.68
Performance Rights, Series 20
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		415,695
Exercise Price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)		$ 8.00
Fair Value | $		$ 2.60
Performance Rights, Series 32
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		742,108
Exercise Price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)		$ 6.00
Fair Value | $		$ 4.48
Performance Rights, Series 33
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		742,108
Exercise Price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)		$ 7.00
Fair Value | $		$ 4.38
Performance Rights, Series 34
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		742,108
Exercise Price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)		$ 8.00
Fair Value | $		$ 4.29
Restricted Stock Units
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	853,979	2,220,020	3,894,124
Exercise Price (in dollars per share)	$ 6.53	$ 3.99	$ 2.18
Restricted Share Units, Series 2
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	118,875
Exercise Price (in dollars per share)	$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)	$ 0
Fair Value | $	$ 5.11
Restricted Share Units, Series 3
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	12,000
Exercise Price (in dollars per share)	$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)	$ 0
Fair Value | $	$ 5.02
Restricted Share Units, Series 6
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	477,752	25,132
Exercise Price (in dollars per share)	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)	$ 0	$ 0
Fair Value | $	$ 6.91	$ 3.40
Restricted Share Units, Series 7
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		169,944
Exercise Price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)		$ 0
Fair Value | $		$ 4.40
Restricted Share Units, Series 9
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		42,486
Exercise Price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)		$ 0
Fair Value | $		$ 3.37
Restricted Share Units, Series 10
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		40,000	1,434,000
Exercise Price (in dollars per share)		$ 0	$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)		$ 0	$ 0
Fair Value | $		$ 3.49	$ 2.27
Restricted Share Units, Series 11
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	209,032	113,475	2,055,000
Exercise Price (in dollars per share)	$ 0	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)	$ 0	$ 0	$ 0
Fair Value | $	$ 6.55	$ 3.40	$ 2.27
Restricted Share Units, Series 12
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	20,820	56,738	405,124
Exercise Price (in dollars per share)	$ 0	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)	$ 0	$ 0	$ 0
Fair Value | $	$ 6.55	$ 3.55	$ 1.42
Restricted Share Units, Series 13
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	15,500	82,335
Exercise Price (in dollars per share)	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)	$ 0	$ 0
Fair Value | $	$ 6.55	$ 3.55
Restricted Share Units, Series 15
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		13,617
Exercise Price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)		$ 0
Fair Value | $		$ 3.41
Restricted Share Units, Series 16
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		8,511
Exercise Price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)		$ 0
Fair Value | $		$ 3.17
Restricted Share Units, Series 17
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		400,533
Exercise Price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)		$ 0
Fair Value | $		$ 3.11
Restricted Share Units, Series 21
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		48,227
Exercise Price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)		$ 0
Fair Value | $		$ 3.20
Restricted Share Units, Series 22
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		82,335
Exercise Price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)		$ 0
Fair Value | $		$ 3.55
Restricted Share Units, Series 24
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		24,823
Exercise Price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)		$ 0
Fair Value | $		$ 3.58
Restricted Share Units, Series 25
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		9,362
Exercise Price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)		$ 0
Fair Value | $		$ 3.69
Restricted Share Units, Series 26
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		26,326
Exercise Price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)		$ 0
Fair Value | $		$ 3.69
Restricted Share Units, Series 27
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		357,732
Exercise Price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)		$ 0
Fair Value | $		$ 4.10
Restricted Share Units, Series 29
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		3,404
Exercise Price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)		$ 0
Fair Value | $		$ 4.10
Restricted Share Units, Series 31
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		715,040
Exercise Price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)		$ 0
Fair Value | $		$ 4.75
Share Options, Series 7
Options, rights and restricted stock units granted as share-based payments [Abstract]
Options, Number (in shares) | shares	511,972
Options, Exercise Price (in dollars per share)	$ 11.00
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)	$ 0
Options, Fair Value | $	$ 2.93
Share Options, Series 8
Options, rights and restricted stock units granted as share-based payments [Abstract]
Options, Number (in shares) | shares	607,244
Options, Exercise Price (in dollars per share)	$ 22.00
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)	$ 0
Options, Fair Value | $	$ 2.27
Share Options, Series 9
Options, rights and restricted stock units granted as share-based payments [Abstract]
Options, Number (in shares) | shares	536,521
Options, Exercise Price (in dollars per share)	$ 18.00
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)	$ 0
Options, Fair Value | $	$ 2.57
Share Options, Series 14
Options, rights and restricted stock units granted as share-based payments [Abstract]
Options, Number (in shares) | shares	1,165,965	216,672
Options, Exercise Price (in dollars per share)	$ 22.00	$ 5.00
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)	$ 0	$ 0
Options, Fair Value | $	$ 0.96	$ 1.87
Share Options, Series 15
Options, rights and restricted stock units granted as share-based payments [Abstract]
Options, Number (in shares) | shares	1,030,169
Options, Exercise Price (in dollars per share)	$ 18.00
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)	$ 0
Options, Fair Value | $	$ 1.11
Share Options, Series 23
Options, rights and restricted stock units granted as share-based payments [Abstract]
Options, Number (in shares) | shares		216,672
Options, Exercise Price (in dollars per share)		$ 5.00
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)		$ 0
Options, Fair Value | $		$ 1.86
Share Options, Series 28
Options, rights and restricted stock units granted as share-based payments [Abstract]
Options, Number (in shares) | shares		941,402
Options, Exercise Price (in dollars per share)		$ 5.00
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)		$ 0
Options, Fair Value | $		$ 2.26
Share Options, Series 30
Options, rights and restricted stock units granted as share-based payments [Abstract]
Options, Number (in shares) | shares	235,000	1,305,000
Options, Exercise Price (in dollars per share)	$ 10.00	$ 8.00
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)	$ 0	$ 0
Options, Fair Value | $	$ 0.40	$ 1.09
Performance Shares, Series 1
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			116,538
Exercise Price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)			$ 0
Fair Value | $			$ 0.98
Performance Shares, Series 8
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			388,000
Exercise Price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)			$ 0
Fair Value | $			$ 1.37
Performance Shares, Series 9
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			50,000
Exercise Price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)			$ 0
Fair Value | $			$ 1.37